Loss Per Share - Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (12,036)	$ (10,757)	$ (11,892)	$ (3,549)	$ (2,853)	$ (3,183)	$ (34,685)	$ (9,585)	$ (12,336)	$ (1,335)
Less: Accruals of dividends of preferred stock	0			450			1,012	1,350	1,800	1,011
Net loss attributable to common stockholders—basic and diluted (Note 12)	$ (12,036)			$ (3,999)			$ (35,697)	$ (10,935)	$ (14,136)	$ (2,346)
Denominator:
Weighted-average common stock outstanding—basic and diluted	20,175,883			2,342,782			13,452,606	2,296,701	2,326,857	2,174,514
Antidilutive securities excluded from computation of earnings per share (in shares)							2,484,152	7,825,053	7,753,881	7,542,573
Net loss per share attributable to common stockholders - basic and diluted (in USD per share)	$ (0.60)			$ (1.71)			$ (2.65)	$ (4.76)	$ (6.08)	$ (1.08)
Preferred Stock
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)							0	6,555,307	6,555,307	6,555,307
Pro Forma
Numerator:
Less: Accruals of dividends of preferred stock									$ 1,800
Net loss attributable to common stockholders—basic and diluted (Note 12)									$ (12,336)
Denominator:
Weighted-average common stock outstanding—basic and diluted									8,882,168
Net loss per share attributable to common stockholders - basic and diluted (in USD per share)									$ (1.39)
Pro Forma | Preferred Stock
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)									6,555,307